Taxes - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 15,688	$ 14,248
Current year addition	353,156	1,844
Exchange difference	9,776	(404)
Ending balance	$ 378,620	$ 15,688